Plant and equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 26,400,000
Property, plant and equipment at end of period	147,700,000	$ 26,400,000
Employee salaries capitalized to assets under construction	6,200,000	0
Share-based compensation cost capitalized to assets under construction	600,000
Borrowing costs capitalised	$ 5,200,000	0
Capitalisation rate of borrowing costs eligible for capitalisation	12.30%
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 15,600,000
Property, plant and equipment at end of period	107,400,000	15,600,000
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,800,000
Property, plant and equipment at end of period	30,000,000.0	4,800,000
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	200,000
Property, plant and equipment at end of period	1,600,000	200,000
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	100,000
Property, plant and equipment at end of period	200,000	100,000
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,700,000
Property, plant and equipment at end of period	8,500,000	5,700,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	28,600,000	6,300,000
Additions	125,000,000.0	22,300,000
Transfers	0	0
Property, plant and equipment at end of period	153,600,000	28,600,000
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,600,000	1,900,000
Additions	119,500,000	17,500,000
Transfers	(27,700,000)	(3,800,000)
Property, plant and equipment at end of period	107,400,000	15,600,000
Cost | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,400,000	2,600,000
Additions	200,000	0
Transfers	27,700,000	3,800,000
Property, plant and equipment at end of period	34,300,000	6,400,000
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	200,000	0
Additions	1,600,000	200,000
Transfers	0	0
Property, plant and equipment at end of period	1,800,000	200,000
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	200,000	200,000
Additions	100,000	0
Property, plant and equipment at end of period	300,000	200,000
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,200,000	1,600,000
Additions	3,600,000	4,600,000
Property, plant and equipment at end of period	9,800,000	6,200,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,200,000)	(600,000)
Depreciation	(3,700,000)	(1,600,000)
Property, plant and equipment at end of period	(5,900,000)	(2,200,000)
Accumulated depreciation | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,600,000)	(500,000)
Depreciation	(2,700,000)	(1,100,000)
Property, plant and equipment at end of period	(4,300,000)	(1,600,000)
Accumulated depreciation | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Depreciation	(200,000)	0
Property, plant and equipment at end of period	(200,000)	0
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(100,000)	0
Depreciation	0	(100,000)
Property, plant and equipment at end of period	(100,000)	(100,000)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(500,000)	(100,000)
Depreciation	(800,000)	(400,000)
Property, plant and equipment at end of period	$ (1,300,000)	$ (500,000)